Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 11, 2015
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Sep. 11, 2015
Document Effective Date	Sep. 12, 2015
Prospectus Date	Sep. 14, 2015
MFS® Blended Research® Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	BRKAX
MFS® Blended Research® Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	BRKBX
MFS® Blended Research® Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	BRKCX
MFS® Blended Research® Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	BRKIX
MFS® Blended Research® Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	BRKRX
MFS® Blended Research® Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	BRKSX
MFS® Blended Research® Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	BRKTX
MFS® Blended Research® Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	BRKUX
MFS® Blended Research® Emerging Markets Equity Fund | R5
Prospectus:
Trading Symbol	BRKVX
MFS® Blended Research® Global Equity Fund | A
Prospectus:
Trading Symbol	BRLAX
MFS® Blended Research® Global Equity Fund | B
Prospectus:
Trading Symbol	BRLBX
MFS® Blended Research® Global Equity Fund | C
Prospectus:
Trading Symbol	BRLCX
MFS® Blended Research® Global Equity Fund | I
Prospectus:
Trading Symbol	BRLJX
MFS® Blended Research® Global Equity Fund | R1
Prospectus:
Trading Symbol	BRLRX
MFS® Blended Research® Global Equity Fund | R2
Prospectus:
Trading Symbol	BRLSX
MFS® Blended Research® Global Equity Fund | R3
Prospectus:
Trading Symbol	BRLTX
MFS® Blended Research® Global Equity Fund | R4
Prospectus:
Trading Symbol	BRLUX
MFS® Blended Research® Global Equity Fund | R5
Prospectus:
Trading Symbol	BRLYX
MFS® Blended Research® International Equity Fund | A
Prospectus:
Trading Symbol	BRXAX
MFS® Blended Research® International Equity Fund | B
Prospectus:
Trading Symbol	BRXBX
MFS® Blended Research® International Equity Fund | C
Prospectus:
Trading Symbol	BRXCX
MFS® Blended Research® International Equity Fund | I
Prospectus:
Trading Symbol	BRXIX
MFS® Blended Research® International Equity Fund | R1
Prospectus:
Trading Symbol	BRXRX
MFS® Blended Research® International Equity Fund | R2
Prospectus:
Trading Symbol	BRXSX
MFS® Blended Research® International Equity Fund | R3
Prospectus:
Trading Symbol	BRXTX
MFS® Blended Research® International Equity Fund | R4
Prospectus:
Trading Symbol	BRXUX
MFS® Blended Research® International Equity Fund | R5
Prospectus:
Trading Symbol	BRXVX